John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 1/31/2025

Consolidated Fund’s investments
As of 1-31-25 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 65.8%				$1,151,817,864
(Cost $1,151,579,025)
U.S. Government 65.8%				1,151,817,864
U.S. Treasury Bill	4.135	02-20-25	160,000,000	159,678,984
U.S. Treasury Bill	4.190	03-13-25	156,000,000	155,300,496
U.S. Treasury Bill	4.201	03-20-25	152,000,000	151,197,250
U.S. Treasury Bill	4.205	02-13-25	161,500,000	161,309,415
U.S. Treasury Bill	4.220	03-27-25	126,500,000	125,727,390
U.S. Treasury Bill	4.223	02-27-25	138,500,000	138,108,969
U.S. Treasury Bill	4.265	02-06-25	136,000,000	135,952,287
U.S. Treasury Bill	4.282	03-06-25	125,000,000	124,543,073

Total investments (Cost $1,151,579,025) 65.8%	$1,151,817,864
Other assets and liabilities, net 34.2%	598,194,138
Total net assets 100.0%	$1,750,012,002

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japanese Government Bond Futures	72	Long	Mar 2025	$65,865,589	$65,294,175	$(571,414)
10-Year Mini Japanese Government Bond Futures	17	Long	Mar 2025	1,542,701	1,541,778	(923)
2-Year U.S. Treasury Note Futures	3,341	Long	Apr 2025	686,686,933	687,436,852	749,919
3-Month EURIBOR Futures	3,629	Long	Jun 2026	924,181,966	921,979,459	(2,202,507)
5-Year U.S. Treasury Note Futures	772	Long	Apr 2025	81,959,179	82,248,156	288,977
Australian 10-Year Bond Futures	1,832	Long	Mar 2025	127,714,450	127,727,139	12,689
Brent Crude Futures	1,014	Long	Mar 2025	80,617,415	77,185,680	(3,431,735)
CAC40 Index Futures	841	Long	Feb 2025	65,715,808	69,215,971	3,500,163
Canadian 10-Year Bond Futures	2,512	Long	Mar 2025	209,850,185	214,635,263	4,785,078
Cocoa Futures	81	Long	Mar 2025	5,200,465	8,635,099	3,434,634
Coffee ’C’ Futures	184	Long	Mar 2025	16,868,971	26,075,100	9,206,129
Corn Futures	1,083	Long	Mar 2025	26,381,193	26,140,913	(240,280)
DAX Index Futures	242	Long	Mar 2025	128,381,064	136,408,216	8,027,152
Electrolytic Copper Futures	253	Long	Mar 2025	57,569,625	56,890,023	(679,602)
Euro STOXX 50 Index Futures	1,959	Long	Mar 2025	101,096,418	107,161,232	6,064,814
Euro-BOBL Futures	1,152	Long	Mar 2025	140,755,487	140,242,959	(512,528)
FTSE 100 Index Futures	1,129	Long	Mar 2025	115,678,735	120,680,318	5,001,583
Gas Oil Futures	668	Long	Mar 2025	49,348,051	47,311,100	(2,036,951)
Gasoline RBOB Futures	887	Long	Mar 2025	79,924,215	77,071,075	(2,853,140)
Gold 100 Oz Futures	69	Long	Apr 2025	19,170,994	19,529,760	358,766
Hang Seng Index Futures	219	Long	Feb 2025	28,033,673	28,708,925	675,252
Nasdaq 100 E-Mini Index Futures	104	Long	Mar 2025	44,613,975	44,905,640	291,665
Nikkei 225 Index Futures	219	Long	Mar 2025	55,531,431	55,606,048	74,617
NY Harbor ULSD Futures	726	Long	Mar 2025	76,976,931	73,723,558	(3,253,373)
Primary Aluminum Futures	300	Long	Mar 2025	19,239,511	19,550,625	311,114
S&P 500 E-Mini Index Futures	311	Long	Mar 2025	94,124,249	94,345,738	221,489
Silver Futures	265	Long	Mar 2025	40,565,287	42,711,375	2,146,088
Sugar No. 11 (World) Futures	841	Long	Mar 2025	18,402,389	18,273,248	(129,141)
TOPIX Index Futures	403	Long	Mar 2025	71,310,618	72,066,830	756,212
U.S. Dollar Index Futures	81	Long	Mar 2025	8,747,610	8,767,440	19,830
WTI Crude Oil Futures	979	Long	Feb 2025	73,144,052	71,584,480	(1,559,572)
Zinc Futures	184	Long	Mar 2025	13,505,418	12,521,890	(983,528)
10-Year U.S. Treasury Note Futures	369	Short	Mar 2025	(40,108,557)	(40,221,000)	(112,443)
30-Year U.S. Treasury Bond Futures	346	Short	Mar 2025	(38,879,289)	(39,465,625)	(586,336)
3-Month SOFR Index Futures	1,901	Short	Sep 2026	(457,928,293)	(456,810,300)	1,117,993
3-Month SONIA Index Futures	530	Short	Sep 2026	(157,741,255)	(157,969,269)	(228,014)
Cotton No. 2 Futures	230	Short	Mar 2025	(8,355,032)	(7,578,500)	776,532
Dow Jones Industrial Average E-Mini Index Futures	242	Short	Mar 2025	(53,379,231)	(54,084,580)	(705,349)
Euro-Bund Futures	150	Short	Mar 2025	(20,481,185)	(20,593,392)	(112,207)
Euro-Schatz Futures	1,129	Short	Mar 2025	(124,859,887)	(125,080,715)	(220,828)
Hard Red Winter Wheat Futures	576	Short	Mar 2025	(16,046,060)	(16,725,600)	(679,540)
Long Gilt Futures	392	Short	Mar 2025	(44,785,147)	(45,070,376)	(285,229)
Natural Gas Futures	115	Short	Feb 2025	(3,521,344)	(3,523,600)	(2,256)
Russell 2000 E-Mini Index Futures	207	Short	Mar 2025	(24,188,458)	(23,757,390)	431,068
Soybean Futures	599	Short	Mar 2025	(30,409,855)	(31,282,775)	(872,920)
Soybean Meal Futures	461	Short	Mar 2025	(13,737,467)	(13,912,980)	(175,513)
Soybean Oil Futures	81	Short	Mar 2025	(2,165,178)	(2,242,890)	(77,712)
Wheat Futures	806	Short	Mar 2025	(22,633,769)	(22,598,225)	35,544
						$25,774,267
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	60,418,000	USD	38,217,337	BOA	3/19/2025	—	$(648,961)
CAD	89,411,000	USD	62,395,310	BOA	3/19/2025	—	(766,897)
CHF	17,054,000	USD	18,975,038	BOA	3/19/2025	—	(161,899)
EUR	80,704,000	USD	84,105,551	BOA	3/19/2025	—	(219,713)
GBP	49,104,000	USD	61,454,978	BOA	3/19/2025	—	(578,980)
JPY	4,416,231,000	USD	28,527,525	BOA	3/19/2025	$82,290	—
MXN	878,586,000	USD	42,706,916	BOA	3/19/2025	—	(587,288)
NZD	10,585,000	USD	5,992,933	BOA	3/19/2025	—	(18,227)
USD	163,898,835	AUD	262,933,000	BOA	3/19/2025	405,079	—
USD	271,221,596	CAD	382,714,000	BOA	3/19/2025	7,427,919	—
USD	221,044,486	CHF	193,819,000	BOA	3/19/2025	7,232,840	—
USD	368,405,438	EUR	350,278,000	BOA	3/19/2025	4,317,369	—
USD	207,659,285	GBP	165,734,000	BOA	3/19/2025	2,192,875	—
USD	214,209,537	JPY	32,535,169,000	BOA	3/19/2025	3,435,878	—
USD	61,172,707	MXN	1,269,185,000	BOA	3/19/2025	327,667	—
USD	88,654,936	NZD	153,275,000	BOA	3/19/2025	2,138,818	—
						$27,560,735	$(2,981,965)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of January 31, 2025, the net assets of the subsidiary were $191,600,843 representing 10.9% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$1,151,817,864	—	$1,151,817,864	—
Total investments in securities	$1,151,817,864	—	$1,151,817,864	—
Derivatives:
Assets
Futures	$48,287,308	$47,612,056	$675,252	—
Forward foreign currency contracts	27,560,735	—	27,560,735	—
Liabilities
Futures	(22,513,041)	(22,513,041)	—	—
Forward foreign currency contracts	(2,981,965)	—	(2,981,965)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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